Annual Fund Operating Expenses	Sep. 04, 2026
VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[1],[2]
Expenses (as a percentage of Assets)	1.33%
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[1],[2]
Expenses (as a percentage of Assets)	1.08%
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.33%	[3]
Component2 Other Expenses	0.07%	[4]
Other Expenses (as a percentage of Assets):	0.40%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.26%	[6]
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.33%	[3]
Component2 Other Expenses	0.07%	[4]
Other Expenses (as a percentage of Assets):	0.40%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%	[6]
VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[7],[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.34%	[9]
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[7],[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%	[9]
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[10],[11]
Expenses (as a percentage of Assets)	1.08%
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[10],[11]
Expenses (as a percentage of Assets)	0.83%
VELA Short Duration Fund | VELA Short Duration Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[12],[13]
Expenses (as a percentage of Assets)	0.88%
VELA Short Duration Fund | VELA Short Duration Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[12],[13]
Expenses (as a percentage of Assets)	0.63%
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[14],[15]
Expenses (as a percentage of Assets)	1.28%
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%	[14],[15]
Expenses (as a percentage of Assets)	1.03%

[1]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[2]	The fund’s “Other expenses” have been restated to reflect current fees.
[3]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses
(with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[4]	Interest charges and dividend expense have been restated to reflect current interest charges and dividend expense.
[5]	The fund’s “Other expenses” have been restated to reflect current fees.
[6]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[7]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[8]	The fund’s “Other expenses” have been restated to reflect current fees.
[9]	“Total annual fund operating expenses” will not correlate to the fund’s ratio of total expenses to average net assets in the fund’s Financial Highlights, which reflects the operating expenses of the fund, but does not include “Acquired fund fees and expenses.”
[10]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee; brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[11]	The fund’s “Other expenses” have been restated to reflect current fees.
[12]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[13]	The fund’s “Other expenses” have been restated to reflect current fees.
[14]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).
[15]	“Other expenses” are based on estimated amounts for the current fiscal year.